CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends declared Common, per share	$ 1.18	$ 1.06	$ 1
Shares registered and available for issuance	2,200,000
Common shares registered for issuance upon exercise of options	125,000	177,000	369,000